PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumptions	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumptions	1.00%	1.00%
Period of reasonably possible increase in life expectancy	1 year	1 year
Period of reasonably possible decrease in life expectancy	1 year	1 year
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (9,539)	$ (10,988)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	11,729	13,666
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	2,263	2,856
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,392)	$ (2,892)